Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 2.6	$ 0	$ 11.51
2006 and 2016 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	16,495,845
Number of NES, Granted	20,759,130
Number of NES, Vested	(5,659,610)
Number of NES, Forfeited	(1,324,092)
Number of NES, Ending balance	30,271,273	16,495,845
Number of NES,expect to vest as of May 31, 2023	30,271,273
Weighted-average grant date fair value, Beginning balance	$ 11.51
Weighted-average grant date fair value, Granted	2.6
Weighted-average grant date fair value, Vested	11.51
Weighted-average grant date fair value, Forfeited	8.9
Weighted-average grant date fair value, Ending balance	$ 5.52	$ 11.51